UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

New Perspective Fund

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Semi-annual report for the six months ended March 31, 2006

New Perspective Fund® seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006:
Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+13.43%	+7.52%	+11.10%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

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Fellow shareholders:

New Perspective Fund posted solid results for the six months ended March 31, 2006. The fund gained 10.5% for those shareholders who reinvested the 39.6 cents-a-share dividend and the $1.82 capital gain distribution paid on December 27, 2005.

Your fund’s return finished ahead of the 10.1% increase turned in by its primary benchmark, the unmanaged MSCI World Index,SM which measures major stock markets in 23 countries, but it trailed the 11.3% gain in the Lipper Global Funds Index.

For the most recent 12 months, New Perspective’s shares rose 20.3% for those shareholders who reinvested all distributions.

For long-term investors, a more meaningful measure of the fund’s success can be found in the table below, which reveals the significant advantage New Perspective Fund has maintained over its benchmarks for a number of longer time periods.

[Begin Sidebar]
Results at a glance (For periods ended March 31, 2006, with all distributions reinvested.)

	Cumulative total returns		Average annual total returns

	Six months	1 year	5 years	10 years	Lifetime (since March 13, 1973)

New Perspective Fund	+10.5%	+20.3%	+8.8%	+11.8%	+13.8%
MSCI indexes:*
World Index	+10.1	+18.6	+6.9	+7.7	+10.4
USA Index	+6.6	+12.4	+3.9	+8.9	+10.9
Lipper Global Funds Index*†	+11.3	+20.9	+7.2	+8.1	—†

*The indexes are unmanaged.
† Index did not exist prior to 12/31/83.
[End Sidebar]

Worldwide market gains

During the six months, strength among global markets was broad and deep. All major world stock markets posted gains, many of them sizable.

In the United States, robust economic growth and solid corporate results helped markets overcome the impact of the Gulf Coast hurricanes and post an increase of 6.6%.*

*Unless otherwise indicated, country returns are based on MSCI indexes and measured in U.S. dollars with gross dividends reinvested.

European stocks fared even better as GDP growth, rising exports and improving consumer sentiment and business confidence pushed them higher. Markets in Germany (+18.9%), the Netherlands (+20.8%), Switzerland (+15.1%) and France (+14.0%) all experienced steep gains. Returns for the United Kingdom (+8.5%) were slightly more muted.

Despite two sharp selloffs in the second half of the period, Japanese stocks gained 19.5%. The increase could be traced to myriad signs of economic recovery, including better-than-expected growth, a projected end to deflation and renewed momentum for economic reforms. Returns for U.S. investors were slightly hampered by the dollar’s strengthening against the yen.

Broad portfolio support

Widespread economic strength meant solid results for most industries, and New Perspective’s diverse portfolio of holdings reflected the trend. Of the 219 companies the fund held for the full period, 162 rose in price.

Five of the fund’s 10 largest portfolio holdings offered particularly strong support to returns. These included Brazilian oil and gas producer Petrobras (+23.4%), Taiwan Semiconductor Manufacturing (+22.8%), U.S. Internet search giant Google (+23.2%), and a pair of European banks, Société Genéralé of France (+32.0%) and ING Groep of the Netherlands (+36.3%). Three other top-10 holdings — Swiss pharmaceutical manufacturer Roche (+7.1%), Microsoft (+5.8%) and Newmont Mining (+10.0%) — turned in more modest increases, while American consumer goods giant Altria (-3.9%) and Royal Dutch Shell (-5.4%) lost ground.

Industries warranting attention

Amidst broadly positive portfolio news, two industries merit special attention.

The first is metals and mining, where New Perspective’s holdings were strong contributors. As the global appetite for materials like copper, aluminum, iron ore and gold has remained high, mining companies have sought to step up production. However, the long lead times involved in bringing new mines on-line has kept supply tight. The stocks of many producers have benefited from the resulting elevated commodity prices. Among the beneficiaries were sizable fund holdings Gold Fields of South Africa (+46.6%), the UK’s Anglo American (+28.0%), Alcoa (+25.1%) and South Korea’s POSCO (+14.4%), which all climbed steeply during the period. Canada’s Barrick Gold (-6.2%) was a notable exception.

The second industry of particular interest is telecommunications, where we significantly reduced our holdings. These reductions stemmed from our concern that the flurry of European mergers and acquisitions activity taking place within the sector could lure some of the large European diversified telecommunications operators in our portfolio into overpaying for assets. Consequently we trimmed or eliminated a number of holdings, several of which suffered simultaneous declines in stock price. These included France Télécom (-21.9%), Spain’s Telefónica (-4.4%) and Deutsche Telekom
(-7.5%). Strongly bucking the downward trend was the Netherlands’ Royal KPN (+25.5%), a position we added to believing that the market would eventually view the company as a potential acquisition target.

In the wireless area, recently approved European regulatory changes stand to have a negative impact on the long-term profitability of operators there. This development prompted stock price declines in companies like the UK’s Vodafone (-19.5%), a large fund holding that we trimmed during the period.

Looking forward

New Perspective Fund averaged an annual gain of 26.1% for the three years ended March 31, 2006. This is nearly double the fund’s 13.8% lifetime average annual total return. A stretch of exceptional returns like these might understandably lead to unrealistic expectations for the future. So even though the global economy appears solid, we would urge shareholders to take a long-term view — with respect to both the fund’s history and their investment’s future.

We thank you for your continuing commitment to New Perspective Fund.

Sincerely,

/s/ Gina H. Despres                        /s/ Robert W. Lovelace
Gina H. Despres	Robert W. Lovelace
Vice Chairman of the Board	President

May 5, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                                                        unaudited

Class B, Class C, Class F and Class 529
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+14.40%	+7.66%	+3.42%
Not reflecting CDSC	+19.40%	+7.96%	+3.42%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+18.31%	+7.87%	+7.55%
Not reflecting CDSC	+19.31%	+7.87%	+7.55%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+20.31%	+8.73%	+8.41%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+13.34%	—	+10.26%
Not reflecting maximum sales charge	+20.26%	—	+11.85%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+14.26%	—	+10.53%
Not reflecting CDSC	+19.26%	—	+10.88%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+18.27%	—	+10.90%
Not reflecting CDSC	+19.27%	—	+10.90%

Class 529-E shares*†— first sold 3/1/02	+19.85%	—	+11.04%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+20.43%	—	+19.76%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio                                                                                                   unaudited
March 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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Industry sector diversification (percent of net assets)

Information technology	16.34%
Financials	14.59
Consumer discretionary	10.16
Energy	9.28
Materials	8.48
Warrants	.05
Other industries	31.81
Short-term securities & other assets less liabilities	9.29

[end pie chart]

			unaudited

	Shares	Market	Percent
		value	of net
Common stocks - 90.66%		(000)	assets

Information technology - 16.34%
Taiwan Semiconductor Manufacturing Co. Ltd.	328,165,741	$650,014
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,388,495	84,388	1.55%
Google Inc. (1)	1,870,000	729,300	1.54
Microsoft Corp.	20,925,000	569,369	1.20
Applied Materials, Inc.	25,195,000	441,164.93
Samsung Electronics Co., Ltd.	584,650	379,096.80
Cisco Systems, Inc. (1)	17,405,000	377,166.80
Hon Hai Precision Industry Co., Ltd.	59,749,803	370,533.78
Murata Manufacturing Co., Ltd.	4,579,200	310,026.66
Yahoo! Inc. (1)	8,900,000	287,114.61
ASML Holding NV (1)	7,270,000	148,482
ASML Holding NV (New York registered) (1)	6,313,000	128,596.59
Other securities		3,249,839	6.88
		7,725,087	16.34

Financials - 14.59%
Société Générale	3,685,000	554,304	1.17
Allianz AG	3,209,000	535,913	1.13
Erste Bank der oesterreichischen Sparkassen AG	6,921,292	408,223
Erste Bank der oesterreichischen Sparkassen AG (1)	2,015,804	117,305	1.11
ING Groep NV	13,282,651	524,857	1.11
American International Group, Inc.	6,766,319	447,186.95
UniCredito Italiano SpA	61,919,660	445,306.94
Mitsubishi UFJ Financial Group, Inc.	24,649	376,896.80
DEPFA BANK PLC	16,101,070	286,887.61
HSBC Holdings PLC	16,500,953	276,749.59
Other securities		2,924,878	6.18
		6,898,504	14.59

Consumer discretionary - 10.16%
Toyota Motor Corp.	7,800,000	426,045.90
Hyundai Motor Co.	4,128,530	347,160.74
Time Warner Inc.	18,015,000	302,472.64
Bridgestone Corp.	13,632,000	284,290.60
Other securities		3,443,187	7.28
		4,803,154	10.16

Energy - 9.28%
Royal Dutch Shell PLC, Class B	13,858,621	450,895
Royal Dutch Shell PLC, Class A (ADR)	5,255,000	327,176
Royal Dutch Shell PLC, Class A	1,120,000	35,052	1.72
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,894,900	337,571
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	3,700,000	295,445	1.34
Halliburton Co.	4,960,000	362,179.77
Canadian Natural Resources, Ltd.	6,280,000	349,218.74
Norsk Hydro ASA	2,164,000	299,968.63
Other securities		1,929,422	4.08
		4,386,926	9.28

Materials - 8.48%
Newmont Mining Corp.	10,650,000	552,628	1.17
Barrick Gold Corp.	20,066,295	546,606	1.16
POSCO	1,366,000	352,185.74
Nitto Denko Corp.	3,851,200	326,822.69
Other securities		2,233,959	4.72
		4,012,200	8.48

Consumer staples - 8.07%
Altria Group, Inc.	11,312,500	801,604	1.70
Nestlé SA	1,625,150	482,274	1.02
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	9,067,500	389,540.82
Koninklijke Ahold NV (1)	41,744,666	328,386.69
Groupe Danone	2,290,000	280,624.59
Other securities		1,535,536	3.25
		3,817,964	8.07

Health care - 7.89%
Roche Holding AG	7,598,600	1,130,963	2.39
Sanofi-Aventis	5,062,600	481,706	1.02
AstraZeneca PLC (Sweden)	8,747,809	441,149
AstraZeneca PLC (United Kingdom)	550,000	27,721.99
Novo Nordisk A/S	5,701,900	354,921.75
Other securities		1,292,950	2.74
		3,729,410	7.89

Industrials - 6.79%
General Electric Co.	13,560,500	471,634	1.00
Tyco International Ltd.	16,712,500	449,232.95
United Parcel Service, Inc.	4,701,700	373,221.79
Other securities		1,918,023	4.05
		3,212,110	6.79

Telecommunication services - 3.39%
Koninklijke KPN NV	40,701,700	458,811.97
Vodafone Group PLC	168,807,125	353,531.75
Other securities		790,924	1.67
		1,603,266	3.39

Utilities - 1.91%
E.ON AG	3,300,000	363,234.77
Veolia Environnement	5,230,275	290,545.61
Other securities		249,469.53
		903,248	1.91

Miscellaneous - 3.76%
Other common stocks in initial period of acquisition		1,780,004	3.76

Total common stocks (cost: $28,450,769,000)		42,871,873	90.66

Warrants - 0.05%

Financials - 0.05%
ING Groep NV, warrants, expire 2008 (1)	1,265,000	24,380.05

Consumer Discretionary - 0.00%
Other securities		19.00

Total warrants (cost: $91,916,000)		24,399.05

	Principal
	amount
Short-term securities - 9.14%	(000)

HSBC USA Inc. 4.535%-4.80% due 4/6-5/26/2006	$226,000	224,895.48
Barton Capital LLC 4.53%-4.76% due 4/3-5/16/2006 (2)	122,655	122,324.26
Shell International Finance BV 4.51%-4.53% due 4/10-4/12/2006	105,800	105,668.22
Mont Blanc Capital Corp. 4.81% due 5/30/2006 (2)	34,000	33,731
ING (U.S.) Funding LLC 4.655%-4.705% due 5/5-5/19/2006	37,000	36,794.15
Nestlé Capital Corp. 4.75% due 5/26/2006 (2)	69,500	68,986.14
Other securities		3,729,312	7.89

Total short-term securities (cost: $4,321,398,000)		4,321,710	9.14

Total investment securities (cost: $32,864,083,000)		47,217,982	99.85
Other assets less liabilities		72,151.15

Net assets		$47,290,133	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,588,622,000, which represented 3.36% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $32,864,083)		$47,217,982
Cash denominated in non-U.S. currencies
(cost: $40,570)		40,625
Cash		16,446
Receivables for:
Sales of investments	$62,329
Sales of fund's shares	58,984
Dividends and interest	79,093	200,406
		47,475,459
Liabilities:
Payables for:
Purchases of investments	82,530
Repurchases of fund's shares	65,560
Investment advisory services	13,762
Services provided by affiliates	14,983
Deferred directors' compensation	2,758
Other fees and expenses	5,733	185,326
Net assets at March 31, 2006		$47,290,133

Net assets consist of:
Capital paid in on shares of capital stock		$31,886,853
Undistributed net investment income		69,690
Undistributed net realized gain		984,999
Net unrealized appreciation		14,348,591
Net assets at March 31, 2006		$47,290,133

Total authorized capital stock - 2,000,000 shares, $.001 par value (1,564,421 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$38,896,120	1,284,448	$30.28
Class B	1,654,980	55,517	29.81
Class C	1,408,889	47,495	29.66
Class F	865,113	28,649	30.20
Class 529-A	527,192	17,485	30.15
Class 529-B	94,638	3,176	29.80
Class 529-C	143,099	4,803	29.79
Class 529-E	31,839	1,062	29.98
Class 529-F	7,809	259	30.13
Class R-1	23,328	785	29.71
Class R-2	412,883	13,880	29.75
Class R-3	803,955	26,846	29.95
Class R-4	616,054	20,463	30.11
Class R-5	1,804,234	59,553	30.30
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $32.13 and $31.99, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2006	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,865)	$301,264
Interest (net of non-U.S. taxes of $2)	81,018	$382,282

Fees and expenses:*
Investment advisory services	86,038
Distribution services	64,331
Transfer agent services	17,584
Administrative services	5,142
Reports to shareholders	970
Registration statement and prospectus	408
Postage, stationery and supplies	2,132
Directors' compensation	409
Auditing and legal	62
Custodian	3,485
State and local taxes	513
Other	158
Total fees and expenses before reimbursements/waivers	181,232
Less reimbursement/waiver of fees and expenses:
Investment advisory services	8,604
Administrative services	184
Total fees and expenses after reimbursements/waivers		172,444
Net investment income		209,838

Net realized gain and unrealized appreciation on
investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	1,253,140
Non-U.S. currency transactions	(6,343)	1,246,797
Net unrealized appreciation on:
Investments	2,997,152
Non-U.S. currency translations	544	2,997,696
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		4,244,493

Net increase in net assets resulting from operations		$4,454,331

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended	Year ended
	March 31, 2006*	September 30, 2005
Operations:
Net investment income	$209,838	$513,048
Net realized gain on investments and
non-U.S. currency transactions	1,246,797	2,613,704
Net unrealized appreciation
on investments and non-U.S. currency translations	2,997,696	3,807,135
Net increase in net assets
resulting from operations	4,454,331	6,933,887

Dividends and distributions paid to shareholders:
Dividends from net investment income	(550,178)	(349,641)
Distributions from net realized gain
on investments	(2,624,464)	-
Total dividends and distributions paid
to shareholders	(3,174,642)	(349,641)

Capital share transactions	3,520,056	873,466

Total increase in net assets	4,799,745	7,457,712

Net assets:
Beginning of period	42,490,388	35,032,676
End of period (including undistributed
net investment income: $69,690 and $410,030, respectively)	$47,290,133	$42,490,388

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                              unaudited

1.	Organization and significant accounting policies

Organization - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2006, non-U.S. taxes paid on realized gains were $802,000. As of March 31, 2006, non-U.S. taxes provided on unrealized gains were $4,883,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; non-U.S. taxes on capital gains; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities for federal income tax purposes was $32,895,273,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$96,650
Accumulated short-term capital losses	(2,772)
Undistributed long-term capital gains	995,616
Gross unrealized appreciation on investment securities	14,646,268
Gross unrealized depreciation on investment securities	(323,559)
Net unrealized appreciation on investment securities	14,322,709

Undistributed net investment income and non-U.S. currency gains shown on the previous page include non-U.S. currency losses of $7,407,000 that were realized during the period November 1, 2004, through September 30, 2005. During the six months ended March 31, 2006, the fund realized, on a tax basis, a net capital gain of $1,253,942,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2006			Year ended September 30, 2005
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$473,466	$2,170,049	$2,643,515	$309,895	-	$309,895
Class B	9,568	93,612	103,180	4,004	-	4,004
Class C	7,783	77,070	84,853	3,023	-	3,023
Class F	10,162	47,920	58,082	6,594	-	6,594
Class 529-A	5,876	27,595	33,471	2,907	-	2,907
Class 529-B	461	5,200	5,661	142	-	142
Class 529-C	738	7,663	8,401	216	-	216
Class 529-E	289	1,705	1,994	130	-	130
Class 529-F	80	351	431	35	-	35
Class R-1	149	1,159	1,308	33	-	33
Class R-2	2,470	21,982	24,452	1,007	-	1,007
Class R-3	7,513	42,584	50,097	3,656	-	3,656
Class R-4	7,234	32,826	40,060	3,571	-	3,571
Class R-5	24,389	94,748	119,137	14,428	-	14,428
Total	$550,178	$2,624,464	$3,174,642	$349,641	-	$349,641

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $8,604,000. As a result, the fee shown on the accompanying financial statements of $86,038,000, which was equivalent to an annualized rate of 0.388%, was reduced to $77,434,000, or 0.349% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $1,000 and $183,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$43,729	$16,797	Not applicable	Not applicable	Not applicable
Class B	7,762	787	Not applicable	Not applicable	Not applicable
Class C	6,398	Included in administrative services	$961	$154	Not applicable
Class F	998		331	56	Not applicable
Class 529-A	449		206	36	$ 235
Class 529-B	432		38	20	43
Class 529-C	636		56	24	64
Class 529-E	72		13	2	15
Class 529-F	-		3	1	3
Class R-1	97		13	6	Not applicable
Class R-2	1,380		274	675	Not applicable
Class R-3	1,807		499	188	Not applicable
Class R-4	571		408	9	Not applicable
Class R-5	Not applicable		806	3	Not applicable
Total	$64,331	$17,584	$3,608	$1,174	$360

Deferred directors’ compensation- Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $409,000, shown on the accompanying financial statements, includes $176,000 in current fees (either paid in cash or deferred) and a net increase of $233,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$2,087,045	70,432	$2,529,160	88,525	$(2,113,891)	(71,344)	$2,502,314	87,613
Class B	83,003	2,843	100,290	3,559	(68,966)	(2,365)	114,327	4,037
Class C	171,432	5,904	81,747	2,914	(80,705)	(2,779)	172,474	6,039
Class F	100,075	3,384	49,638	1,742	(93,730)	(3,169)	55,983	1,957
Class 529-A	67,606	2,290	33,458	1,175	(14,314)	(484)	86,750	2,981
Class 529-B	7,272	250	5,660	201	(1,864)	(64)	11,068	387
Class 529-C	18,152	623	8,400	298	(4,632)	(159)	21,920	762
Class 529-E	4,007	137	1,994	70	(1,169)	(40)	4,832	167
Class 529-F	2,095	71	431	15	(250)	(8)	2,276	78
Class R-1	7,577	260	1,293	46	(2,459)	(85)	6,411	221
Class R-2	81,727	2,808	24,433	869	(39,554)	(1,358)	66,606	2,319
Class R-3	146,538	4,997	50,047	1,770	(79,129)	(2,700)	117,456	4,067
Class R-4	93,359	3,171	40,033	1,410	(48,105)	(1,632)	85,287	2,949
Class R-5	224,274	7,557	115,190	4,032	(67,112)	(2,251)	272,352	9,338
Total net increase
(decrease)	$3,094,162	104,727	$3,041,774	106,626	$(2,615,880)	(88,438)	$3,520,056	122,915

Year ended September 30, 2005
Class A	$3,519,807	129,012	$293,981	10,884	$(4,043,014)	(147,919)	$(229,226)	(8,023)
Class B	171,655	6,419	3,884	145	(123,263)	(4,571)	52,276	1,993
Class C	286,755	10,722	2,896	109	(132,427)	(4,926)	157,224	5,905
Class F	198,055	7,279	5,558	207	(173,451)	(6,344)	30,162	1,142
Class 529-A	115,236	4,235	2,907	108	(15,950)	(581)	102,193	3,762
Class 529-B	15,654	584	142	5	(2,491)	(93)	13,305	496
Class 529-C	32,051	1,191	216	8	(5,711)	(211)	26,556	988
Class 529-E	7,407	274	130	5	(879)	(32)	6,658	247
Class 529-F	1,707	63	35	1	(313)	(12)	1,429	52
Class R-1	9,170	338	32	1	(2,360)	(86)	6,842	253
Class R-2	144,610	5,373	1,006	38	(52,466)	(1,943)	93,150	3,468
Class R-3	278,381	10,322	3,650	136	(102,636)	(3,782)	179,395	6,676
Class R-4	260,116	9,648	3,568	133	(86,720)	(3,195)	176,964	6,586
Class R-5	378,567	13,950	14,198	526	(136,227)	(4,995)	256,538	9,481
Total net increase
(decrease)	$5,419,171	199,410	$332,203	12,306	$(4,877,908)	(178,690)	$873,466	33,026

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,461,951,000 and $6,764,370,000, respectively, during the six months ended March 31, 2006.

		Income (loss) from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income (loss) to average net assets
Class A:
Six months ended 3/31/2006 (5)	$29.53	$.15		$2.82	$2.97	$(.40)	$(1.82)	$(2.22)	$30.28	10.47%	$38,896		.76%	(6)	.72%	(6)	1.01%	(6)
Year ended 9/30/2005	24.91	.37		4.51	4.88	(.26)	-	(.26)	29.53	19.68	35,342		.77		.74		1.36
Year ended 9/30/2004	21.33	.23		3.53	3.76	(.18)	-	(.18)	24.91	17.65	30,011		.78		.78		.93
Year ended 9/30/2003	16.50	.18		4.82	5.00	(.17)	-	(.17)	21.33	30.48	25,388		.83		.83		.93
Year ended 9/30/2002	19.74	.17		(3.14)	(2.97)	(.27)	-	(.27)	16.50	(15.36)	20,497		.82		.82		.84
Year ended 9/30/2001	28.66	.34		(5.86)	(5.52)	(.30)	(3.10)	(3.40)	19.74	(21.47)	25,094		.78		.78		1.40
Class B:
Six months ended 3/31/2006 (5)	29.01	.03		2.78	2.81	(.19)	(1.82)	(2.01)	29.81	10.05	1,655		1.53	(6)	1.49	(6)	.24	(6)
Year ended 9/30/2005	24.50	.16		4.43	4.59	(.08)	-	(.08)	29.01	18.76	1,493		1.54		1.51		.60
Year ended 9/30/2004	21.02	.04		3.48	3.52	(.04)	-	(.04)	24.50	16.77	1,212		1.55		1.55		.18
Year ended 9/30/2003	16.28	.03		4.75	4.78	(.04)	-	(.04)	21.02	29.44	863		1.62		1.62		.16
Year ended 9/30/2002	19.53	.02		(3.11)	(3.09)	(.16)	-	(.16)	16.28	(16.04)	579		1.60		1.60		.11
Year ended 9/30/2001	28.54	.14		(5.80)	(5.66)	(.25)	(3.10)	(3.35)	19.53	(22.06)	445		1.57		1.57		.60
Class C:
Six months ended 3/31/2006 (5)	28.88	.02		2.76	2.78	(.18)	(1.82)	(2.00)	29.66	10.02	1,409		1.60	(6)	1.56	(6)	.17	(6)
Year ended 9/30/2005	24.41	.15		4.40	4.55	(.08)	-	(.08)	28.88	18.67	1,197		1.60		1.57		.55
Year ended 9/30/2004	20.97	.03		3.47	3.50	(.06)	-	(.06)	24.41	16.70	868		1.61		1.61		.14
Year ended 9/30/2003	16.27	.02		4.75	4.77	(.07)	-	(.07)	20.97	29.39	485		1.66		1.66		.12
Year ended 9/30/2002	19.50	.03		(3.14)	(3.11)	(.12)	-	(.12)	16.27	(16.05)	277		1.64		1.64		.14
Period from 3/15/2001 to 9/30/2001	22.42	(.01)		(2.83)	(2.84)	(.08)	-	(.08)	19.50	(12.78)	87		1.76	(6)	1.76	(6)	(.06)	(6)
Class F:
Six months ended 3/31/2006 (5)	29.44	.15		2.81	2.96	(.38)	(1.82)	(2.20)	30.20	10.50	865		.76	(6)	.72	(6)	1.00	(6)
Year ended 9/30/2005	24.84	.36		4.49	4.85	(.25)	-	(.25)	29.44	19.62	786		.82		.79		1.32
Year ended 9/30/2004	21.29	.22		3.52	3.74	(.19)	-	(.19)	24.84	17.59	635		.84		.84		.91
Year ended 9/30/2003	16.49	.17		4.81	4.98	(.18)	-	(.18)	21.29	30.39	353		.87		.87		.91
Year ended 9/30/2002	19.72	.18		(3.16)	(2.98)	(.25)	-	(.25)	16.49	(15.41)	189		.88		.88		.89
Period from 3/15/2001 to 9/30/2001	22.59	.10		(2.87)	(2.77)	(.10)	-	(.10)	19.72	(12.34)	60		.90	(6)	.90	(6)	.84	(6)
Class 529-A:
Six months ended 3/31/2006 (5)	29.41	.14		2.81	2.95	(.39)	(1.82)	(2.21)	30.15	10.45	527		.82	(6)	.78	(6)	.95	(6)
Year ended 9/30/2005	24.83	.36		4.47	4.83	(.25)	-	(.25)	29.41	19.55	427		.85		.82		1.31
Year ended 9/30/2004	21.29	.22		3.51	3.73	(.19)	-	(.19)	24.83	17.57	267		.86		.86		.90
Year ended 9/30/2003	16.49	.19		4.80	4.99	(.19)	-	(.19)	21.29	30.46	138		.83		.83		.98
Period from 2/15/2002 to 9/30/2002	21.05	.11		(4.67)	(4.56)	-	-	-	16.49	(21.66)	55		.96	(6)	.96	(6)	.95	(6)
Class 529-B:
Six months ended 3/31/2006 (5)	28.99	.02		2.77	2.79	(.16)	(1.82)	(1.98)	29.80	10.00	95		1.66	(6)	1.62	(6)	.11	(6)
Year ended 9/30/2005	24.51	.12		4.42	4.54	(.06)	-	(.06)	28.99	18.54	81		1.71		1.68		.44
Year ended 9/30/2004	21.07	-	(7)	3.48	3.48	(.04)	-	(.04)	24.51	16.53	56		1.74		1.74		.01
Year ended 9/30/2003	16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	31		1.78		1.78		.03
Period from 2/15/2002 to 9/30/2002	21.05	.02		(4.66)	(4.64)	-	-	-	16.41	(22.04)	12		1.76	(6)	1.76	(6)	.14	(6)
Class 529-C:
Six months ended 3/31/2006 (5)	28.99	.02		2.77	2.79	(.17)	(1.82)	(1.99)	29.79	9.98	143		1.64	(6)	1.60	(6)	.13	(6)
Year ended 9/30/2005	24.51	.13		4.42	4.55	(.07)	-	(.07)	28.99	18.62	117		1.70		1.67		.46
Year ended 9/30/2004	21.07	.01		3.48	3.49	(.05)	-	(.05)	24.51	16.56	75		1.73		1.72		.03
Year ended 9/30/2003	16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	39		1.77		1.77		.05
Period from 2/15/2002 to 9/30/2002	21.05	.02		(4.66)	(4.64)	-	-	-	16.41	(22.04)	15		1.75	(6)	1.75	(6)	.16	(6)
Class 529-E:
Six months ended 3/31/2006 (5)	29.22	.09		2.80	2.89	(.31)	(1.82)	(2.13)	29.98	10.29	32		1.13	(6)	1.09	(6)	.64	(6)
Year ended 9/30/2005	24.69	.27		4.44	4.71	(.18)	-	(.18)	29.22	19.16	26		1.18		1.15		.99
Year ended 9/30/2004	21.19	.13		3.50	3.63	(.13)	-	(.13)	24.69	17.17	16		1.20		1.20		.56
Year ended 9/30/2003	16.47	.11		4.79	4.90	(.18)	-	(.18)	21.19	29.92	8		1.23		1.23		.60
Period from 3/1/2002 to 9/30/2002	21.49	.08		(5.10)	(5.02)	-	-	-	16.47	(23.36)	2		1.21	(6)	1.21	(6)	.67	(6)
Class 529-F:
Six months ended 3/31/2006 (5)	$29.39	$.17		$2.80	$2.97	$(.41)	$(1.82)	$(2.23)	$30.13	10.56%	$8		.63%	(6)	.59%	(6)	1.15%	(6)
Year ended 9/30/2005	24.80	.37		4.46	4.83	(.24)	-	(.24)	29.39	19.58	5		.82		.79		1.35
Year ended 9/30/2004	21.28	.21		3.51	3.72	(.20)	-	(.20)	24.80	17.50	3		.95		.95		.84
Year ended 9/30/2003	16.50	.17		4.79	4.96	(.18)	-	(.18)	21.28	30.25	1		.97		.97		.89
Period from 9/17/2002 to 9/30/2002	17.65	-	(7)	(1.15)	(1.15)	-	-	-	16.50	(6.52)	-	(8)	-	(9)	-	(9)	-	(9)
Class R-1:
Six months ended 3/31/2006 (5)	28.95	.03		2.78	2.81	(.23)	(1.82)	(2.05)	29.71	10.11	23		1.61	(6)	1.56	(6)	.18	(6)
Year ended 9/30/2005	24.48	.16		4.41	4.57	(.10)	-	(.10)	28.95	18.63	16		1.66		1.59		.57
Year ended 9/30/2004	21.08	.04		3.47	3.51	(.11)	-	(.11)	24.48	16.71	8		1.69		1.63		.16
Year ended 9/30/2003	16.45	.04		4.76	4.80	(.17)	-	(.17)	21.08	29.35	3		1.89		1.65		.20
Period from 6/17/2002 to 9/30/2002	20.72	.01		(4.28)	(4.27)	-	-	-	16.45	(20.61)	-	(8)	.91		.47		.04
Class R-2:
Six months ended 3/31/2006 (5)	28.98	.03		2.76	2.79	(.20)	(1.82)	(2.02)	29.75	10.02	413		1.68	(6)	1.55	(6)	.18	(6)
Year ended 9/30/2005	24.52	.16		4.41	4.57	(.11)	-	(.11)	28.98	18.69	335		1.76		1.56		.59
Year ended 9/30/2004	21.10	.05		3.48	3.53	(.11)	-	(.11)	24.52	16.74	198		1.88		1.59		.20
Year ended 9/30/2003	16.45	.05		4.77	4.82	(.17)	-	(.17)	21.10	29.43	72		2.13		1.61		.26
Period from 5/21/2002 to 9/30/2002	21.95	.02		(5.52)	(5.50)	-	-	-	16.45	(25.01)	4		.74		.58		.11
Class R-3:
Six months ended 3/31/2006 (5)	29.20	.10		2.79	2.89	(.32)	(1.82)	(2.14)	29.95	10.28	804		1.11	(6)	1.07	(6)	.66	(6)
Year ended 9/30/2005	24.67	.29		4.45	4.74	(.21)	-	(.21)	29.20	19.31	665		1.10		1.07		1.07
Year ended 9/30/2004	21.19	.15		3.49	3.64	(.16)	-	(.16)	24.67	17.19	397		1.18		1.18		.62
Year ended 9/30/2003	16.49	.12		4.77	4.89	(.19)	-	(.19)	21.19	29.85	124		1.23		1.23		.64
Period from 6/4/2002 to 9/30/2002	21.33	.04		(4.88)	(4.84)	-	-	-	16.49	(22.69)	5		.45		.39		.21
Class R-4:
Six months ended 3/31/2006 (5)	29.37	.15		2.81	2.96	(.40)	(1.82)	(2.22)	30.11	10.52	616		.77	(6)	.73	(6)	.99	(6)
Year ended 9/30/2005	24.80	.38		4.47	4.85	(.28)	-	(.28)	29.37	19.60	515		.79		.76		1.40
Year ended 9/30/2004	21.28	.23		3.50	3.73	(.21)	-	(.21)	24.80	17.64	271		.83		.83		.95
Year ended 9/30/2003	16.50	.18		4.80	4.98	(.20)	-	(.20)	21.28	30.38	61		.88		.87		.91
Period from 5/28/2002 to 9/30/2002	21.86	.07		(5.43)	(5.36)	-	-	-	16.50	(24.52)	1		.41		.30		.36
Class R-5:
Six months ended 3/31/2006 (5)	29.58	.19		2.82	3.01	(.47)	(1.82)	(2.29)	30.30	10.62	1,804		.52	(6)	.48	(6)	1.25	(6)
Year ended 9/30/2005	24.95	.45		4.50	4.95	(.32)	-	(.32)	29.58	19.97	1,485		.52		.49		1.63
Year ended 9/30/2004	21.37	.30		3.53	3.83	(.25)	-	(.25)	24.95	17.96	1,016		.53		.52		1.22
Year ended 9/30/2003	16.52	.23		4.83	5.06	(.21)	-	(.21)	21.37	30.84	91		.55		.55		1.23
Period from 5/15/2002 to 9/30/2002	21.91	.09		(5.48)	(5.39)	-	-	-	16.52	(24.60)	60		.20		.20		.46

		Year ended September 30
	Six months ended March 31, 2006 (5)	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	13%	30%	19%	28%	26%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.
(9) Amount less than .01%.

See Notes to Financial Statements

Expense example                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,104.74	$3.78	.72%
Class A -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class B -- actual return	1,000.00	1,100.53	7.80	1.49
Class B -- assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class C -- actual return	1,000.00	1,100.18	8.17	1.56
Class C -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class F -- actual return	1,000.00	1,105.02	3.78	.72
Class F -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class 529-A -- actual return	1,000.00	1,104.45	4.09	.78
Class 529-A -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class 529-B -- actual return	1,000.00	1,100.04	8.48	1.62
Class 529-B -- assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class 529-C -- actual return	1,000.00	1,099.82	8.38	1.60
Class 529-C -- assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class 529-E -- actual return	1,000.00	1,102.87	5.71	1.09
Class 529-E -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class 529-F -- actual return	1,000.00	1,105.56	3.10	.59
Class 529-F -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-1 -- actual return	1,000.00	1,101.11	8.17	1.56
Class R-1 -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2 -- actual return	1,000.00	1,100.24	8.12	1.55
Class R-2 -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-3 -- actual return	1,000.00	1,102.76	5.61	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 -- actual return	1,000.00	1,105.16	3.83	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-5 -- actual return	1,000.00	1,106.19	2.52	.48
Class R-5 -- assumed 5% return	1,000.00	1,022.54	2.42	.48

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s amended Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2006. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed

During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process

The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services

The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the fund’s investment results in light of its primary objective of providing long-term growth of capital and secondary objective of future income. They also considered information regarding the selection of indexes and funds comparable to the fund. The board and the committee reviewed the fund’s absolute investment results, as well as the fund’s relative investment results measured against: (i) the Lipper Global Funds Index (the Lipper category that includes the fund), (ii) the MSCI USA Index, (iii) the MSCI World Index and (iv) a comparison group of the other funds in the Lipper Global Funds Index as of July 31, 2005. The board and the committee noted that for the five- and 10-year periods ended July 31, 2005, the fund’s investment results significantly exceeded those of all indexes and the average and median results of the comparison group, and were among the best in the group. The board and the committee also considered the volatility of the fund’s results as well as the investment risks assumed by the fund relative to comparable market indexes and funds.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of other funds in the Lipper Global Funds Index as well as a comparison group of the other funds in the Lipper Global Funds Index. The board and the committee observed that the fund’s advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all 27 funds in that comparison group (with the second lowest ratio of total operating expenses to average net assets, not including 12b-1 expenses). The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund. The board and the committee concluded that the nature, extent and quality of services provided by CRMC, including its investment record, the fund’s cost structure and low level of fees, benefit and are in the best interests of the fund and, along with the consideration of other factors, support approval of the agreement.

Offices of the fund and of
the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

Independent registered
public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had the same annualized expenses as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2006, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
> New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds              Capital Research and Management                Capital International               Capital Guardian                    Capital Bank and Trust

Lit. No. MFGESR-907-0506P

Litho in USA DD/LPT/8092-S4907

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

New Perspective Fund®
Investment portfolio

March 31, 2006
		unaudited

		Market value
Common stocks — 90.66%	Shares	(000)

INFORMATION TECHNOLOGY — 16.34%
Taiwan Semiconductor Manufacturing Co. Ltd.	328,165,741	$ 650,014
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,388,495	84,388
Google Inc.[1]	1,870,000	729,300
Microsoft Corp.	20,925,000	569,369
Applied Materials, Inc.	25,195,000	441,164
Samsung Electronics Co., Ltd.	584,650	379,096
Cisco Systems, Inc.[1]	17,405,000	377,166
Hon Hai Precision Industry Co., Ltd.	59,749,803	370,533
Murata Manufacturing Co., Ltd.	4,579,200	310,026
Yahoo! Inc.[1]	8,900,000	287,114
ASML Holding NV1	7,270,000	148,482
ASML Holding NV (New York registered)[1]	6,313,000	128,596
Tokyo Electron Ltd.	3,796,200	261,851
Rohm Co., Ltd.	2,379,000	251,602
Corning Inc.[1]	7,500,000	201,825
International Business Machines Corp.	2,380,000	196,279
Texas Instruments Inc.	5,950,000	193,196
Hoya Corp.	4,731,600	190,920
Oracle Corp.[1]	12,842,800	175,818
Chi Mei Optoelectronics Corp.	108,381,266	152,982
SAP AG	554,500	120,314
Hewlett-Packard Co.	3,655,000	120,249
Elpida Memory, Inc.[1]	3,195,000	114,534
AU Optronics Corp. (ADR)	7,630,000	113,763
Molex Inc.	3,340,000	110,888
Hynix Semiconductor Inc.[1]	3,548,760	105,557
Micron Technology, Inc.[1]	6,740,000	99,213
Altera Corp.[1]	4,725,000	97,524
Sun Microsystems, Inc.[1]	18,926,300	97,092
Advanced Micro Devices, Inc.[1]	2,300,000	76,268
Agilent Technologies, Inc.[1]	2,030,880	76,259
Motorola, Inc.	3,000,000	68,730
Canon, Inc.	1,000,000	66,174
Flextronics International Ltd.[1]	6,000,000	62,100
Hitachi, Ltd.	7,500,000	53,071
Cadence Design Systems, Inc.[1]	2,750,000	50,847
Nortel Networks Corp.[1]	16,000,000	48,800
Xilinx, Inc.	1,625,000	41,372
NEC Corp.	5,291,100	37,171
KLA-Tencor Corp.	740,897	35,830
TDK Corp.	275,000	20,721
Samsung Electro-Mechanics Co., Ltd.[1]	235,000	8,889
		7,725,087

FINANCIALS — 14.59%
Société Générale	3,685,000	$ 554,304
Allianz AG	3,209,000	535,913
Erste Bank der oesterreichischen Sparkassen AG	6,921,292	408,223
Erste Bank der oesterreichischen Sparkassen AG1	2,015,804	117,305
ING Groep NV	13,282,651	524,857
American International Group, Inc.	6,766,319	447,186
UniCredito Italiano SpA	61,919,660	445,306
Mitsubishi UFJ Financial Group, Inc.	24,649	376,896
DEPFA BANK PLC	16,101,070	286,887
HSBC Holdings PLC	16,500,953	276,749
Citigroup Inc.	5,856,667	276,610
Mizuho Financial Group, Inc.	27,100	221,690
Banco Santander Central Hispano, SA	14,233,764	207,896
DBS Group Holdings Ltd.	20,550,000	207,242
Macquarie Bank Ltd.	3,580,000	165,700
Westpac Banking Corp.	9,716,763	165,628
Royal Bank of Scotland Group PLC	4,920,775	160,185
BNP Paribas	1,485,000	137,968
BNP Paribas[1]	137,230	12,317
J.P. Morgan Chase & Co.	3,545,000	147,614
UBS AG	1,279,603	140,510
Bank of Nova Scotia	3,300,000	132,384
Credit Suisse Group	2,225,640	124,841
XL Capital Ltd.	1,850,000	118,603
Fortis	3,150,000	112,405
Royal Bank of Canada	2,479,000	104,568
QBE Insurance Group Ltd.	5,218,492	81,708
Groupe Bruxelles Lambert SA	675,000	75,108
Sumitomo Mitsui Financial Group, Inc.	6,300	69,572
Sompo Japan Insurance Inc.	4,297,000	62,309
Crédit Agricole SA	1,563,000	60,833
Willis Group Holdings Ltd.	1,550,000	53,103
Westfield Group	3,635,219	44,483
Bank of America Corp.	500,000	22,770
Manulife Financial Corp.	300,000	18,831
		6,898,504

CONSUMER DISCRETIONARY — 10.16%
Toyota Motor Corp.	7,800,000	426,045
Hyundai Motor Co.	4,128,530	347,160
News Corp. Inc., Class A	16,162,944	268,466
News Corp. Inc., Class B	3,220,000	56,543
Time Warner Inc.	18,015,000	302,472
Bridgestone Corp.	13,632,000	284,290
Starbucks Corp.[1]	6,000,000	225,840
Industria de Diseno Textil, SA	5,671,100	218,935
Vivendi Universal	6,194,200	212,776
Compagnie Générale des Etablissements Michelin	3,298,000	207,271
Honda Motor Co., Ltd.	3,325,000	205,906
Esprit Holdings Ltd.	21,614,000	168,246
Ford Motor Co.	20,466,600	162,914
Porsche AG, nonvoting preferred	162,000	155,125
Carnival Corp., units	3,106,800	147,169
Lagardère Groupe SCA	1,800,000	140,616
Kingfisher PLC	29,721,981	123,718
Pearson PLC	8,326,000	115,475
Nikon Corp.	6,250,000	112,024
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,265,600	104,785
Discovery Holding Co.[1]	6,600,900	99,014
MGM Mirage, Inc.[1]	2,000,000	86,180
International Game Technology	2,427,000	85,479
Suzuki Motor Corp.	3,360,000	77,207
Sharp Corp.	4,348,000	77,010
Walt Disney Co.	2,500,000	69,725
Sony Corp.	1,500,000	69,444
Mediaset SpA	4,500,000	53,017
Reed Elsevier PLC	5,100,000	48,928
Renault SA	431,000	45,842
Volkswagen AG	394,600	29,803
Cie. Financière Richemont AG, units	555,291	26,613
Clear Channel Communications, Inc.	850,000	24,658
General Motors Corp.	900,000	19,143
Liberty Media Corp.[1]	400,000	3,284
Antena 3 Televisión, SA	78,708	2,031
TI Automotive Ltd.[1,2]	4,578,091	—
		4,803,154

ENERGY — 9.28%
Royal Dutch Shell PLC, Class B	13,858,621	450,895
Royal Dutch Shell PLC, Class A (ADR)	5,255,000	327,176
Royal Dutch Shell PLC, Class A	1,120,000	35,052
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,894,900	337,571
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	3,700,000	295,445
Halliburton Co.	4,960,000	362,179
Canadian Natural Resources, Ltd.	6,280,000	349,218
Norsk Hydro ASA	2,164,000	299,968
Baker Hughes Inc.	3,900,000	266,760
ENI SpA	8,902,000	253,352
Schlumberger Ltd.	1,895,000	239,850
TOTAL SA	801,100	211,390
Anadarko Petroleum Corp.	2,000,000	202,020
Chevron Corp.	2,778,732	161,083
Technip SA	2,150,000	145,546
Reliance Industries Ltd.	7,882,600	140,950
Imperial Oil Ltd.	1,100,000	118,294
Exxon Mobil Corp.	1,235,000	75,162
Apache Corp.	1,000,000	65,510
Transocean Inc.[1]	616,500	49,505
		4,386,926

MATERIALS — 8.48%
Newmont Mining Corp.	10,650,000	552,628
Barrick Gold Corp.	20,066,295	546,606
POSCO	1,366,000	352,185
Nitto Denko Corp.	3,851,200	326,822
Alcoa Inc.	8,453,300	258,333
Gold Fields Ltd.	11,500,855	251,521
Dow Chemical Co.	5,350,000	217,210
Anglo American PLC	4,000,000	154,142
Cia. Vale do Rio Doce, ordinary nominative (ADR)	2,970,000	144,134
Kuraray Co., Ltd.	11,040,000	129,794
AngloGold Ashanti Ltd.	2,369,816	126,493
BASF AG	1,500,000	117,634
L’Air Liquide	517,000	107,659
BHP Billiton Ltd.	5,000,000	100,184
Akzo Nobel NV	1,805,000	95,806
Weyerhaeuser Co.	1,300,000	94,159
International Paper Co.	2,680,000	92,648
Smurfit-Stone Container Corp.[1]	6,700,000	90,919
Holcim Ltd.	1,028,571	81,869
Alcan Inc.	1,575,000	72,025
Rohm and Haas Co.	1,000,000	48,870
Bayer AG	1,100,000	44,079
Novelis Inc.	315,000	6,480
		4,012,200

CONSUMER STAPLES — 8.07%
Altria Group, Inc.	11,312,500	801,604
Nestlé SA	1,625,150	482,274
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	9,067,500	389,540
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	845,000	31,713
Koninklijke Ahold NV1	41,744,666	328,386
Groupe Danone	2,290,000	280,624
PepsiCo, Inc.	4,325,000	249,942
Tesco PLC	41,696,011	239,143
Avon Products, Inc.	6,566,400	204,675
Seven & I Holdings Co., Ltd.	5,000,000	197,927
Unilever NV	2,102,500	146,026
Unilever NV (New York registered)	395,000	27,342
Coca-Cola Co.	3,800,000	159,106
Diageo PLC	5,285,000	83,265
Anheuser-Busch Companies, Inc.	1,632,500	69,822
L’Oréal SA	504,000	44,412
Wal-Mart de México, SA de CV, Series V	14,833,992	39,152
Unilever PLC	2,854,010	29,216
Imperial Tobacco Group PLC	465,000	13,795
		3,817,964

HEALTH CARE — 7.89%
Roche Holding AG	7,598,600	1,130,963
Sanofi-Aventis	5,062,600	481,706
AstraZeneca PLC (Sweden)	8,747,809	441,149
AstraZeneca PLC (United Kingdom)	550,000	27,721
Novo Nordisk A/S	5,701,900	354,921
Smith & Nephew PLC	26,485,000	235,218
Bristol-Myers Squibb Co.	8,000,000	196,880
Novartis AG	2,125,000	118,137
Novartis AG (ADR)	925,000	51,282
Medtronic, Inc.	3,260,000	165,445
UCB NV	3,217,459	158,335
Johnson & Johnson	1,350,000	79,947
Chugai Pharmaceutical Co., Ltd.	3,654,000	66,270
Shionogi & Co., Ltd.	3,600,000	59,052
Forest Laboratories, Inc.[1]	1,200,000	53,556
Allergan, Inc.	380,000	41,230
Schering-Plough Corp.	2,000,000	37,980
Biogen Idec Inc.[1]	450,000	21,195
H. Lundbeck A/S	383,897	8,423
		3,729,410

INDUSTRIALS — 6.79%
General Electric Co.	13,560,500	471,634
Tyco International Ltd.	16,712,500	449,232
United Parcel Service, Inc.	4,701,700	373,221
FANUC LTD	2,506,000	241,191
Siemens AG	2,548,300	237,961
Sandvik AB	4,000,000	236,968
Ryanair Holdings PLC (ADR)[1]	4,137,500	226,321
Asahi Glass Co., Ltd.	14,692,000	219,531
3M Co.	1,640,000	124,132
SMC Corp.	705,000	109,834
Deere & Co.	1,000,000	79,050
British Airways PLC[1]	11,640,000	71,464
Emerson Electric Co.	800,000	66,904
Parker Hannifin Corp.	800,000	64,488
Caterpillar Inc.	720,000	51,703
Boeing Co.	475,000	37,017
Lockheed Martin Corp.	475,000	35,687
United Technologies Corp.	600,000	34,782
Monster Worldwide Inc.[1]	685,000	34,154
Geberit AG	34,000	32,459
Wolseley PLC	585,000	14,377
		3,212,110

TELECOMMUNICATION SERVICES — 3.39%
Koninklijke KPN NV	40,701,700	458,811
Vodafone Group PLC	168,807,125	353,531
América Móvil SA de CV, Series L (ADR)	6,765,000	231,769
Telefónica, SA	13,511,330	212,083
AT&T Inc.	4,138,720	111,911
France Télécom, SA	4,700,000	105,734
Deutsche Telekom AG	6,000,000	101,235
Singapore Telecommunications Ltd.	17,195,285	28,192
		1,603,266

UTILITIES — 1.91%
E.ON AG	3,300,000	363,234
Veolia Environnement	5,230,275	290,545
ENDESA, SA	4,400,000	142,077
Gas Natural SDG, SA	1,969,543	57,032
National Grid PLC	5,061,320	50,360
		903,248

MISCELLANEOUS — 3.76%
Other common stocks in initial period of acquisition		1,780,004

Total common stocks (cost: $28,450,769,000)		42,871,873

		unaudited

		Market value
Warrants — 0.05%	Shares	(000)

FINANCIALS — 0.05%
ING Groep NV, warrants, expire 2008[1]	1,265,000	$ 24,380

CONSUMER DISCRETIONARY — 0.00%
NTL Inc., warrants, expire 2011[1]	39,037	19

Total warrants (cost: $91,916,000)		24,399

	Principal amount
Short-term securities — 9.14%	(000)

HSBC USA Inc. 4.535%-4.80% due 4/6-5/26/2006	$226,000	224,895
Spintab AB (Swedmortgage) 4.54%-4.735% due 4/6-6/1/2006	206,500	205,530
BMW U.S. Capital Corp. 4.55%-4.715% due 4/24-5/23/2006[3]	192,960	191,892
Federal Home Loan Bank 4.5175%-4.717% due 5/12-6/21/2006	191,700	190,121
Depfa Bank PLC 4.57%-4.895% due 4/4-6/23/2006	127,000	126,994
Depfa Bank PLC 4.62% 5/9/2006[3]	50,000	49,753
Dexia Delaware LLC 4.525%-4.745% due 4/7-5/22/2006	160,300	159,795
Danske Corp. 4.65%-4.80% due 5/12-5/31/2006[3]	158,000	156,935
Amsterdam Funding Corp. 4.58%-4.75% due 4/20-5/22/2006[3]	151,950	151,139
Siemens Capital Co. LLC 4.52%-4.71% due 4/26-4/28/2006	150,000	149,500
Canada Government 4.71% due 5/25-5/26/2006	140,000	139,016
Barclays U.S. Funding Corp. 4.63%-4.775% due 4/25-5/25/2006	107,500	107,020
Sheffield Receivables Corp. 4.55% due 4/3/2006[3]	28,600	28,589
BASF AG due 4.63%-4.67% 4/20-5/16/2006[3]	123,000	122,502
Barton Capital LLC 4.53%-4.76% due 4/3-5/16/2006[3]	122,655	122,324
Total Capital SA 4.46%-4.80% due 4/19-6/2/2006[3]	120,400	119,595
Old Line Funding, LLC 4.57%-4.67% due 4/4-4/20/2006[3]	111,257	111,061
Fannie Mae 4.41%-4.664% due 4/5-6/14/2006	111,000	110,409
American Honda Finance Corp. 4.50%-4.57% due 4/11-4/24/2006	108,950	108,712
Shell International Finance BV 4.51%-4.53% due 4/10-4/12/2006	105,800	105,668
Bank of Ireland due 4.675%-4.78% 5/10-6/9/2006[3]	104,400	103,701
Rabobank USA Financial Corp. 4.53%-4.55% due 4/17-4/24/2006	100,000	99,751
CBA (Delaware) Finance Inc. 4.63%-4.665% due 4/18-4/27/2006	100,000	99,709
Canadian Imperial Holdings Inc. 4.53%-4.76% due 4/11-6/6/2006	74,800	74,396
Canadian Imperial Bank of Commerce 4.53% due 4/18/2006	25,000	24,998
Westpac Banking Corp. 4.695% due 5/24/2006[3]	50,000	49,657
Westpac Trust Securities NZ Ltd. 4.62%-4.88% due 5/8-6/30/2006[3]	48,500	48,242
Stadshypotek Delaware Inc. 4.605%-4.69% due 5/9-5/10/2006[3]	95,500	95,023
HBOS Treasury Services PLC 4.545%-4.62% due 4/12-5/10/2006	94,300	94,015
BNP Paribas Finance Inc. 4.54%-4.71% due 4/13-5/15/2006	92,000	91,676
GlaxoSmithKline Finance PLC 4.53%-4.60% due 4/19-5/11/2006	78,300	78,055
Bank of Montreal 4.51% due 4/13-4/17/2006	75,000	74,960
ING (U.S.) Funding LLC 4.655%-4.705% due 5/5-5/19/2006	37,000	36,794
Mont Blanc Capital Corp. 4.81% due 5/30/2006[3]	34,000	33,731
Nestlé Capital Corp. 4.75% due 5/26/2006[3]	69,500	68,986
Freddie Mac 4.52% due 5/1-5/9/2006	64,000	63,732
Swedish Export Credit Corp. 4.65%-4.71% due 5/10-5/19/2006	63,000	62,633
IXIS Commercial Paper Corp. 4.61%-4.67% due 5/2-5/12/2006[3]	59,700	59,449
ANZ National (International) Ltd. 4.67% due 5/23/2006[3]	50,000	49,653
ANZ (Delaware) Inc. 4.845% due 6/26/2006	7,600	7,514
International Bank for Reconstruction and Development 4.42% due 4/7/2006	50,000	49,962
Bank of Nova Scotia 4.74% due 5/11/2006	50,000	49,730
Bank of America Corp. 4.685% due 5/24/2006	50,000	49,655
UBS Finance (Delaware) LLC 4.57% due 4/3/2006	46,500	46,482
DaimlerChrysler Revolving Auto Conduit LLC II 4.64% due 4/28/2006	40,191	40,046
Allied Irish Banks N.A. Inc. 4.64% due 5/2/2006[3]	26,500	26,390
Citigroup Funding Inc. 4.81% due 6/14/2006	25,800	25,550
Toyota Motor Credit Corp. 4.51% due 4/7/2006	25,000	24,978
Statoil ASA 4.56% due 4/6/2006	10,800	10,792

Total short-term securities (cost: $4,321,398,000)		4,321,710

Total investment securities (cost: $32,864,083,000)		47,217,982
Other assets less liabilities		72,151

Net assets		$47,290,133

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,588,622,000, which represented 3.36% of the net assets of the fund.

ADR = American Depositary Receipts

MFGEFP-907-0506-S4552

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: June 8, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: June 8, 2006